Annual Fund Operating Expenses	18 Months Ended
	Apr. 30, 2011
Vanguard LifeStrategy Growth Fund - Investor Shares | Vanguard LifeStrategy Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	0.17%
Vanguard LifeStrategy Income Fund - Investor Shares | Vanguard LifeStrategy Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.13%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares | Vanguard LifeStrategy Conservative Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	0.15%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares | Vanguard LifeStrategy Moderate Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	0.16%

[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.